Annual Total Returns - Fidelity Municipal Income Fund [BarChart] - 12.31 Fidelity Municipal Income Fund - AMCIZ PRO-09 - Fidelity Municipal Income Fund - Fidelity Advisor Municipal Income Fund: Class A
Mar. 01, 2022
Bar Chart Table:
Annual Return 2019	8.06%
Annual Return 2020	4.28%
Annual Return 2021	2.51%